Consolidated Statements of Shareholders' Equity (Deficiency) - CAD ($)	Capital Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Beginning balance at Nov. 30, 2015	$ 21,481,242	$ 30,969,093	$ 284,421	$ (52,872,442)	$ (137,686)
Balance, shares at Nov. 30, 2015	24,244,050
Share issuance cost (Note 10)	$ (1,002,655)	(158,736)			(1,161,391)
Stock options to employees		2,261,444			2,261,444
DSU's to non-management board members		31,628			31,628
Shares issued for options exercised (Note 11)	$ 87,259	(34,391)			$ 52,868
Shares issued for options exercised (Note 11), shares	2,750				(2,750)
Proceeds from at-the-market financing (Note 10)	$ 3,469,449				$ 3,469,449
Proceeds from at-the-market financing (Note 10), shares	147,126
Proceeds from issuance of shares and warrants (Note 10 & 14)	$ 4,764,777	1,175,190			5,939,967
Proceeds from issuance of shares and warrants (Note 10 & 14), shares	368,927
Issuance of shares on exercise of warrants (Note 14)	$ 1,030,719	(330,066)			700,653
Issuance of shares on exercise of warrants (Note 14), shares	35,791
Modification of convertible debt (Note 7)		102,909			102,909
Net loss				(10,143,577)	(10,143,577)
Ending balance at Nov. 30, 2016	$ 29,830,791	34,017,071	284,421	(63,016,019)	1,116,264
Balance, shares at Nov. 30, 2016	2,978,999
Share issuance cost (Note 10)		(685,319)	(108,912)		(794,231)
Stock options to employees		1,749,999			1,749,999
DSU's to non-management board members		30,355			30,355
Shares issued for options exercised (Note 11)	$ 1,100	642			$ 1,742
Shares issued for options exercised (Note 11), shares	200				200
Proceeds from at-the-market financing (Note 10)	$ 2,541,640				$ 2,541,640
Proceeds from at-the-market financing (Note 10), shares	110,815
Proceeds from issuance of shares and warrants (Note 10 & 14)	$ 3,257,445	742,555			4,000,000
Proceeds from issuance of shares and warrants (Note 10 & 14), shares	363,636
Cost of warrants issued to placement agent (Note 14)		(86,196)	86,196		0
Issuance of shares on exercise of warrants (Note 14)	$ 430,573	(106,315)			324,258
Issuance of shares on exercise of warrants (Note 14), shares	16,801
Modification of convertible debt (Note 7)		273,796			273,796
Net loss				(8,857,440)	(8,857,440)
Ending balance at Nov. 30, 2017	$ 35,290,034	36,685,387	284,421	(71,873,459)	386,383
Balance, shares at Nov. 30, 2017	3,470,451
Share issuance cost (Note 10)	$ (736,652)	(2,568,321)			(3,304,973)
Stock options to employees		927,686			927,686
DSU's to non-management board members		7,565			$ 7,565
Shares issued for options exercised (Note 11), shares
Proceeds from issuance of shares and warrants (Note 10 & 14)	$ 5,993,472	13,651,434			$ 19,644,906
Proceeds from issuance of shares and warrants (Note 10 & 14), shares	3,658,564
Proceeds from exercise of Pre-Funded Warrants (Note 14)	$ 4,012,528	(3,901,275)			111,253
Proceeds from exercise of Pre-Funded Warrants (Note 14), shares	11,123,334
Shares to be issued from exercise of Pre-Funded Warrants (Note 10 & 14)	$ 371,551	(361,251)			10,300
Cost of warrants issued to placement agent (Note 14)	$ (602,981)	602,981
Issuance of shares on exercise of warrants (Note 14)		0			0
Beneficial conversion feature related to convertible debenture (Note 7)		66,667			66,667
Net loss				(13,747,480)	(13,747,480)
Rounding of fractional shares after consolidation (Note 2)	(106)
Ending balance at Nov. 30, 2018	$ 44,327,952	$ 45,110,873	$ 284,421	$ (85,620,939)	$ 4,102,307
Balance, shares at Nov. 30, 2018	18,252,243